Note 22 - Commitments and Contingency	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
22.	COMMITMENTS AND CONTINGENCY

The Company has future minimum lease payments under operating leases for premises and equipment as follows:

2019	$225,471
2020	219,036
2021	38,306

The rent expense associated with operating leases for premise and equipment is recognized on a straight-line basis.